August 5, 2005

Filing Desk
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

RE: Dreyfus New Jersey Intermediate Municipal Bond Fund
1933 Act File No. 33-47490
1940 Act File No. 811-6643

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 15 to the Registration Statement, electronically filed with the Securities and Exchange Commission on July 27, 2005.

Please address any comments or questions to the undersigned at (212) 922-6815.

Sincerely,

/s/ Maria R. Rodriguez
Maria R. Rodriguez

MRR/